9. Income Taxes - Tax Expense - Difference from Expected (Details) (USD $)	12 Months Ended	15 Months Ended
	Dec. 31, 2012	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Computed ""expected"" tax expense (benefit) - Federal	$ (16,000)	$ (875,000)
Computed ""expected"" tax expense (benefit) - State - Georgia	(2,000)	(102,000)
Derivative expense		439,000
Loss on debt extinguishment		5,000
Gain on debt forgiveness		38,000
Share based payments		286,000
Amortization of patent		1,000
Amortization of debt Issue costs		5,000
Amortization of debt discount		35,000
Change in value of derivitive liability		(13,000)
Change in valuation allowance	$ 18,000	$ 181,000